Submission	Feb. 03, 2025
Submission [Line Items]
Central Index Key	0001035443
Registrant Name	ALEXANDRIA REAL ESTATE EQUITIES, INC.
Registration File Number	333-276803
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES